Deferred Revenue - Schedule of Changes in Deferred Revenue (Details) - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Deferred revenue, beginning of the period	$ 86,250
Advance receipt of services fee	10,000		105,500
Performance obligation satisfied	(57,750)		(19,250)
Deferred revenue, end of the period	$ 38,500		$ 86,250